Commitments and Contingencies Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 30, 2022
Common stock issuable, not yet issued	500,000,000	16,021,937
Consulting Agreements
Common stock issuable, not yet issued		16,021,937
Common stock issuable at fair value	$ 62,486
Common stock issuable at fair value, per share	$ 0.0039
Stock-based compensation recognized	$ 54,674
Common stock issued from issuable	16,021,937
Company's operating lease agreement
Rent payments	$ 1,200
Subsidiary's operating lease agreement
Rent payments	6,582
Right-of-use assets and operating lease liabilities	$ 122,946